N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Hartford 403(b) Cornerstone Innovations
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expenses reflect a temporary fee reduction.
Hartford 403(b) Cornerstone Innovations | BlackRockInternationalDividendFundInvestorASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Blend
Portfolio Company Name [Text Block]	BlackRock International Dividend Fund - Investor A Shares*
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(10.32%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.01%
Hartford 403(b) Cornerstone Innovations | MFSInternationalGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Growth Fund - Class R3*
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(15.33%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	6.00%
Hartford 403(b) Cornerstone Innovations | NorthSquareSpectrumAlphaFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Blend
Portfolio Company Name [Text Block]	North Square Spectrum Alpha Fund - Class A*
Portfolio Company Adviser [Text Block]	North Square Investments, LLC
Portfolio Company Subadviser [Text Block]	NSI Retail Advisors, LLC
Current Expenses [Percent]	2.26%
Average Annual Total Returns, 1 Year [Percent]	(27.04%)
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	7.16%